UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Geller Family Office Services, LLC
Address: 909 Third Avenue
         16th Floor
         New York, NY  10022

13F File Number:  28-11848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jon R. Persson
Title:     Chief Compliance Officer
Phone:     212-583-6248

Signature, Place, and Date of Signing:

     /s/ Jon R. Persson     New York, NY     August 06, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $113,281 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      960        8 SH       SOLE                        0        0        8
BLACKROCK KELSO CAPITAL CORP   COM              092533108      983    99554 SH       SOLE                        0        0    99554
CALIFORNIA PIZZA KITCHEN INC   COM              13054D109      687    45363 SH       SOLE                        0        0    45363
CANTEL MEDICAL CORP            COM              138098108      599    35854 SH       SOLE                        0        0    35854
CENTRAL FD CDA LTD             CL A             153501101      497    33000 SH       SOLE                        0        0    33000
ISHARES TR                     FTSE KLD400 SOC  464288570      220     5572 SH       SOLE                        0        0     5572
ISHARES TR                     FTSE KLD SEL SOC 464288802      437     9695 SH       SOLE                        0        0     9695
ISHARES TR INDEX               RUSSELL 1000     464287622    12855   224969 SH       SOLE                        0        0   224969
ISHARES TR INDEX               RUSSELL 2000     464287655     8297   135762 SH       SOLE                        0        0   135762
ISHARES TR INDEX               S&P 100 IDX FD   464287101     6828   145683 SH       SOLE                        0        0   145683
ISHARES TR INDEX               MSCI EAFE IDX    464287465      241     5173 SH       SOLE                        0        0     5173
SPDR GOLD TRUST                GOLD SHS         78463v107      202     1663 SH       SOLE                        0        0     1663
SPDR INDEX SHS FDS             MSCI ACWI EXUS   78463x848     1498    55705 SH       SOLE                        0        0    55705
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103    49090   475585 SH       SOLE                        0        0   475585
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     2882    61453 SH       SOLE                        0        0    61453
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     4271   112437 SH       SOLE                        0        0   112437
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    22508   586449 SH       SOLE                        0        0   586449
WASTE SERVICES INC DEL         COM NEW          941075202      226    19415 SH       SOLE                        0        0    19415